Summary of Detailed Information about Payables and Accrued Liabilities Explanatory (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade accounts payable	$ 938	$ 934
Salaries, employment taxes and benefits	120	531
Accrued research and development costs	995	596
Other accrued liabilities	582	611
Payables and accrued liabilities	$ 2,635	$ 2,672